Shareholder Fees	Sep. 04, 2026 USD ($)
Eventide High Dividend ETF | Eventide High Dividend ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Eventide International ETF | Eventide International ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide Large Cap Growth ETF | Eventide Large Cap Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide Large Cap Value ETF | Eventide Large Cap Value ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide Small Cap ETF | Eventide Small Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide US Market ETF | Eventide US Market ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
MONOPOLY ETF | MONOPOLY ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0